Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Commercialization revenue received	$ 3,063	$ 3,971
Government grants and tax incentives and credits received	2	2,565
Payments to suppliers and employees (inclusive of goods and services tax)	(24,159)	(33,994)
Interest received	441	887
Income taxes paid	(2)	(1)
Net cash (outflows) in operating activities	(20,655)	(26,572)
Cash flows from investing activities
Payments for property, plant and equipment	(106)	(194)
Receipts from investment in sublease	124	116
Payments for intellectual property	0	(10)
Receipt of security deposits	609	0
Net cash inflows/(outflows) in investing activities	627	(88)
Cash flows from financing activities
Repayment of borrowings	(2,608)	0
Payment of transaction costs from borrowings	(644)	(540)
Interest and other costs of finance paid	(2,720)	(2,845)
Proceeds from exercise of options	1,341	0
Proceeds from exercise of warrants	1,362	0
Proceeds from issue of shares	0	39,708
Payments for share issue costs	(24)	(2,578)
Payments for lease liabilities	(971)	(2,145)
Net cash (outflows)/inflows by financing activities	(4,264)	31,600
Net (decrease)/increase in cash and cash equivalents	(24,292)	4,940
Cash and cash equivalents at beginning of period	62,960	71,318
Foreign exchange (losses)/gains on the translation of foreign bank accounts	(639)	1,296
Cash and cash equivalents at end of period	$ 38,029	$ 77,554